Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Formation and operating costs	$ 851,031	$ 543,520	$ 1,784,010	$ 1,145,653	$ 2,941,239	$ 3,704,239
Loss from operations	(851,031)	(543,520)	(1,784,010)	(1,145,653)	(2,941,239)	(3,704,239)
Other income:
Change in fair value of warrants	(21,810)	2,923,321	(173,254)	4,670,740	4,585,205	956,035
Trust interest income	235,553	374,346	435,735	446,796	3,984,085	115,444
Interest expense on note	(6,548)		(8,499)
Total other income, net	207,195	3,297,667	253,982	5,117,536	8,569,290	1,071,479
(Loss) Income before provision for income taxes	(643,836)	2,754,147	(1,530,028)	3,971,883	5,628,051	(2,632,760)
Provision for income taxes	(42,148)	(22,636)	(77,708)	(22,636)	795,203
Net (loss) income	$ (685,984)	$ 2,731,511	$ (1,607,736)	$ 3,949,247	$ 4,832,848	$ (2,632,760)
Basic and diluted weighted average shares outstanding, redeemable common stock	2,467,422	27,600,000	2,467,422	27,600,000	27,393,431	26,492,055
Basic net (loss) income per share	$ (0.07)	$ 0.08	$ (0.17)	$ 0.11	$ 0.14	$ (0.08)
Diluted net (loss) income per share	$ (0.07)	$ 0.08	$ (0.17)	$ 0.11	$ 0.14	$ (0.08)
Basic weighted average shares outstanding, common stock	6,900,000	6,900,000	6,900,000	6,900,000	6,900,000	6,853,151
Diluted weighted average shares outstanding, common stock	6,900,000	6,900,000	6,900,000	6,900,000	6,900,000	6,853,151
Basic net (loss) income per share	$ (0.07)	$ 0.08	$ (0.17)	$ 0.11	$ 0.14	$ (0.08)
Diluted net (loss) income per share	$ (0.07)	$ 0.08	$ (0.17)	$ 0.11	$ 0.14	$ (0.08)